Additional Paid-in Capital (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Additional Paid-in Capital (Details) [Line Items]
Share placements (in Dollars)			$ 8,830	$ 8,829	$ 290
Issuance costs (in Dollars)			$ 531	$ 529	$ 279
Ryba LLC [Member]
Additional Paid-in Capital (Details) [Line Items]
Shares issued		9,000,000
Acquisition shares issued		130,902
Share issued to advisors		130,902
APIRx Pharmaceuticals [Member]
Additional Paid-in Capital (Details) [Line Items]
Acquisition shares issued		2,181,695
Bell Potter [Member]
Additional Paid-in Capital (Details) [Line Items]
Issuance costs (in Dollars)	$ 530
Private Placement [Member]
Additional Paid-in Capital (Details) [Line Items]
Share placements (in Dollars)	$ 8,830
Placements ordinary shares	634,146